Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Select U.S. REIT ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 12.8%
Ventas, Inc. ....................... 976,312 $ 91,294,935
Welltower, Inc. ...................... 758,416 177,803,047
269,097,982
Hotel & Resort REITs — 2.0%
Host Hotels & Resorts, Inc. ............. 1,655,829 41,610,983
Industrial REITs — 9.5%
EastGroup Properties, Inc. ............. 149,096 31,162,555
Prologis, Inc. ....................... 1,163,342 168,230,887
199,393,442
Office REITs — 1.5%
BXP, Inc. ......................... 444,953 31,200,104
Residential REITs — 17.5%
American Homes 4 Rent , Class A ......... 920,498 30,763,043
AvalonBay Communities, Inc. ........... 313,043 58,103,911
Equity LifeStyle Properties, Inc. .......... 518,628 33,747,124
Equity Residential ................... 782,563 52,001,311
Essex Property Trust, Inc. .............. 156,497 44,467,058
Invitation Homes, Inc. ................. 1,388,975 41,280,337
Mid-America Apartment Communities, Inc. ... 293,373 38,824,983
Sun Communities, Inc. ................ 293,512 36,242,862
UDR, Inc. ......................... 834,308 31,837,193
367,267,822
Retail REITs — 15.8%
Federal Realty Investment Trust .......... 233,756 29,006,782
Kimco Realty Corp. .................. 1,669,511 42,539,140
Realty Income Corp. .................. 1,450,177 92,622,805
Regency Centers Corp. ............... 431,872 34,675,003
Simon Property Group, Inc. ............. 585,620 134,323,660
333,167,390
Security
Shares
Shares Value
Specialized REITs — 40.7%
American Tower Corp. ................ 842,998 $ 146,142,133
Crown Castle, Inc. ................... 903,524 68,938,881
Digital Realty Trust, Inc. ............... 485,432 91,513,641
Equinix, Inc. ....................... 151,619 154,542,214
Extra Space Storage, Inc. .............. 457,213 67,685,813
Iron Mountain, Inc. ................... 616,475 75,407,222
Lamar Advertising Co. , Class A .......... 232,322 37,162,227
Public Storage ...................... 339,443 110,037,237
SBA Communications Corp. , Class A ....... 240,598 43,543,426
VICI Properties, Inc. , Class A ............ 2,339,899 61,656,339
856,629,133
Total Long-Term Investments — 99 .8%
(Cost: $ 1,779,920,643 ) ............................ 2,098,366,856
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
................. 4,862,944 4,862,944
Total Short-Term Securities — 0 .2%
(Cost: $ 4,862,944 ) ............................... 4,862,944
Total Investments — 100 .0%
(Cost: $ 1,784,783,587 ) ............................ 2,103,229,800
Other Assets Less Liabilities — 0.0% .................... 143,498
Net Assets — 100.0% ...............................
$ 2,103,373,298
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 2,855,932 $ 2,007,012
(a)
$ — $ — $ — $ 4,862,944 4,862,944 $ 32,872
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Select U.S. REIT ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 125 09/18/26 $ 4,955 $ 104,500
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,098,366,856 $ — $ — $ 2,098,366,856
Short-Term Securities
Money Market Funds ...................................... 4,862,944 — — 4,862,944
$ 2,103,229,800 $ — $ — $ 2,103,229,800
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 104,500 $ — $ — $ 104,500
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust